Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Components Of Income Tax Benefit (Expense)

	Year Ended December 31,
	2011	2010	2009
	(Millions)
Current:
Federal income tax expense	$(29.3)	$—	$—
State income tax expense	(1.3)	(1.1)	(1.0)
Deferred:
Federal income tax benefit (expense)	29.3	—	—
State income tax benefit (expense)	0.8	(0.4)	—

Total income tax expense	$(0.5)	$(1.5)	$(1.0)